Document and Entity Information	Sep. 21, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	false
Entity Central Index Key	0001048911
Document Type	8-K
Document Period End Date	Sep. 21, 2020
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
Zero Point Seven Zero Zero Percent Notes Due Two Thousand Twenty Two [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.700% Notes due 2022
Trading Symbol	FDX 22B
Security Exchange Name	NYSE
One Point Zero Zero Zero Percent Notes Due Two Thousand Twenty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2023
Trading Symbol	FDX 23A
Security Exchange Name	NYSE
Zero Point Four Five Zero Percent Notes Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
One Point Six Two Five Percent Notes Due Two Thousand Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
One Point Three Zero Zero Percent Notes Due Two Thousand Thirty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE